MERRILL LYNCH
                                                              PHOENIX
                                                              FUND, INC.

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 1999

MERRILL LYNCH PHOENIX FUND, INC.

DEAR SHAREHOLDER

In 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. In the latter half of the year, investor optimism gave way to expectations of deteriorating corporate profits and signs of a weakening economy. Further concerns arose from the precarious state of the Russian and other emerging market economies. However, when the US Federal Reserve Board and other central banks responded to the uncertain economic outlook through a series of monetary policy easings, investor confidence was restored as 1998 drew to a close and 1999 began. Nevertheless, volatility soon returned to the capital markets as uncertainty regarding economic prospects again began to cloud the investment outlook. At the same time, with stronger-than-expected economic results, prospects dimmed for further Federal Reserve Board monetary policy easings in the near future.

The weakening of the US dollar relative to the Japanese yen was one of the more surprising developments that occurred during 1998. Since a stronger yen would have a negative impact on the important export sector of Japan's fragile economy, the Japanese central bank intervened in the currency markets in January. For the overall global economy, the deepening recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. As 1999 unfolds, progress in easing strains within the global financial system would likely provide an important element of stability to the volatile investment environment.

Portfolio Matters

For the quarter ended January 31, 1999, Merrill Lynch Phoenix Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +10.08%, +9.78%, +9.77% and +9.99%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

During the January quarter, the US equity market continued to recover, driven by a favorable global monetary climate and a resilient domestic economy that has been able to weather the effects of global turmoil. During this period, market leadership remained narrowly focused on large-capitalization growth issues as investors continued to pay a premium for liquidity and consistency of earnings. Technology was the top-performing sector, reflecting a stronger-than-normal seasonal recovery and improving earnings. The strength in technology stocks was also driven by investor exuberance for Internet-related stocks.

Merrill Lynch Phoenix Fund, Inc. also posted a recovery during the quarter, but lagged the broad market indexes, since secondary and smaller-capitalization issues continued to underperform larger-capitalization growth stocks. This performance and corresponding valuation disparity between mid and large cap stocks reached unprecedented levels in 1998, which we believe could set the stage for improved relative performance for mid cap issues in 1999. In our view, the favorable domestic economic backdrop favors small/mid cap issues, since their earnings are more dependent upon the domestic business climate. The Fund's performance during the quarter was also diluted by its cyclical and commodity holdings -- such as EEX Corporation, KCS Energy, Inc., Diamond Offshore Drilling, Inc. and Birmingham Steel Corporation -- reflecting deflationary pricing pressure and slowing global demand.

During the January quarter, the Fund's best-performing holdings were those in the technology sector. Novell, Inc., one of the Fund's top ten holdings, continued to build momentum from its release of the NetWare 5 network operating system and new prod-

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

uct pipeline. Mentor Graphics Corporation and LSI Logic Corporation's appreciation reflected broad recovery in the semiconductor industry, while Corning Incorporated benefited from growing optical fiber demand. A number of the Fund's smaller-capitalization issues also had favorable market performance during the period. Safety-Kleen Corp. and Anacomp, Inc. continued to execute their operating plans and are on track in their respective acquisition integrations. IVAX Corporation's stock performance reflected an improved earnings outlook and new product pipeline.

During the January quarter, we closed out positions in Pharmacia & Upjohn, Inc., Micron Electronics, Inc., Pharmaceutical Product Development, Inc. and Maxtor Corporation, since these stocks reached our price objectives. We also sold our investment in IMC Global Inc., since it became a highly leveraged company subsequent to making a large acquisition of a chemical company. Should IMC Global be successful in paying down debt through divestitures, we would consider re-establishing the position.

During the January quarter, we accumulated shares in Burlington Resources Inc., Borders Group, Inc. and additional shares of Raychem Corporation. Burlington Resources is the largest domestic independent natural gas exploration and production company and is highly leveraged to the North American market. We believe that the company is well positioned to capitalize on a recovery in the natural gas market, which has been adversely impacted by unseasonably warm winter weather. The resulting excess inventory and depressed price levels have reduced industry production and exploration, which combined with ongoing economic strength, should correct the supply/demand imbalance. Burlington Resources' strong balance sheet should, in our opinion, also allow the company to take advantage of depressed asset values and capitalize on acquisition opportunities.

Borders Group, Inc. is a leading book retailer experiencing a slowing in sales momentum that has also produced disappointing earnings. New management is currently in the process of implementing several marketing and Internet-related initiatives aimed at improving overall sales and building the company's brand name. Raychem Corporation is a global specialty chemical company servicing the electronics component, telecommunications and industrial markets. Global economic turmoil has adversely impacted the company's sales and has masked Raychem's efforts to improve operating efficiencies. The company remains committed to driving down its cost structure and improving productivity. Strong cash flows provide Raychem the flexibility to reduce its capitalization by repurchasing shares and/or making additional acquisitions.

In Conclusion

We continue to find alternative investment opportunities within the small-to-mid cap universe of stocks, which are trading at historically wide discounts to large cap issues. We believe that ongoing domestic industrial strength bodes well for a recovery in these shares, since their operations are more closely linked to the US business cycle. Although we cannot predict with confidence when the wide valuation disparity between small cap stocks and large cap issues will correct, we believe that the Fund is well positioned to benefit from such a recovery when it occurs.

We thank you for your investment in Merrill Lynch Phoenix Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
Executive Vice President


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager

March 3, 1999

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                                  + 4.72%          - 0.78%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                            +10.62           + 9.43
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                             +12.90           +12.29
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                  Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                                  + 3.72%          + 0.20%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                            + 9.50           + 9.50
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                             +11.75           +11.75
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                   % Return           % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                                  + 3.62%          + 2.74%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/98                +11.42           +11.42
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                                  + 4.55%          - 0.94%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/98                +12.32           +10.88
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                   Ten Years/
                                      12 Month       3 Month    Since Inception
                                    Total Return  Total Return    Total Return
================================================================================
ML Phoenix Fund, Inc. Class A Shares*  + 6.43%       +10.08%        +239.63%
--------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class B Shares*  + 5.37        + 9.78         +206.68
--------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class C Shares*  + 5.38        + 9.77         + 64.32
--------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class D Shares*  + 6.16        + 9.99         + 69.92
--------------------------------------------------------------------------------
Standard & Poor's 500 Index**          +32.49        +16.86      +462.67/+200.44
================================================================================
* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for the ten years ended 1/31/99 and from 10/21/94 to 1/31/99, respectively.

PORTFOLIO INFORMATION

As of January 31, 1999

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
Anacomp, Inc. .......................................................     4.6%
Novell, Inc. ........................................................     4.5
The Seagram Company Ltd. ............................................     4.4
Integrated Device Technology, Inc. ..................................     4.3
Safety-Kleen Corp. ..................................................     4.2
Motorola, Inc. ......................................................     4.0
Union Pacific Corporation ...........................................     3.8
IVAX Corporation ....................................................     3.8
Aetna Inc. ..........................................................     3.7
Inprise Corporation .................................................     3.6

                                                                      Percent of
Five Largest Industries                                               Net Assets
Semiconductors ......................................................    11.6%
Computer Software ...................................................    11.1
Health Care .........................................................     8.5
Energy Related ......................................................     6.0
Leisure & Entertainment .............................................     5.9

                                                                      Percent of
Asset Mix                                                             Net Assets
Stocks ..............................................................    85.7%
Bonds ...............................................................     9.6
Cash & Cash Equivalents .............................................     4.7

Stock Portfolio Changes for the Quarter Ended January 31, 1999

 Additions
 Borders Group, Inc.
 Burlington Resources Inc.
*MedPartners, Inc.
 Walker Interactive Systems, Inc.

 Deletions
 EMCOR Group, Inc.
 IMC Global Inc.
 Maxtor Corporation
*MedPartners, Inc.
 Micron Electronics, Inc.
 Pharmaceutical Product Development, Inc.
 Pharmacia & Upjohn, Inc.
 Philip Services Corp.

* Added and deleted in the same quarter.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

SCHEDULE OF INVESTMENTS

                      Shares Held/                                                              Value     Percent of
Industry              Face Amount            Investments                           Cost       (Note 1a)   Net Assets
--------------------------------------------------------------------------------------------------------------------
Discount to Assets
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment   500,000   The Seagram Company Ltd.                   $ 17,224,320  $ 23,687,500    4.4%
----------------------------------------------------------------------------------------------------------------
Printing & Publishing   1,083,900  +Scitex Corporation Ltd. (Ordinary)            9,614,243    11,109,975    2.0
----------------------------------------------------------------------------------------------------------------
                                    Total Discount to Assets                     26,838,563    34,797,475    6.4
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Earnings Turnaround
----------------------------------------------------------------------------------------------------------------
Computer Software       1,400,000  +Mentor Graphics Corporation                  14,049,847    14,612,500    2.7
----------------------------------------------------------------------------------------------------------------
Consumer Products       2,700,000  +The Topps Company, Inc. (d)                  14,976,635    13,162,500    2.4
----------------------------------------------------------------------------------------------------------------
Diversified               465,000   Raychem Corporation                          12,730,723    11,683,125    2.2
----------------------------------------------------------------------------------------------------------------
Energy Related            400,000   Burlington Resources Inc.                    14,518,750    12,100,000    2.2
                          500,000   Diamond Offshore Drilling, Inc.              13,273,020    11,500,000    2.1
                        1,000,000  +EEX Corporation**                            18,535,441     5,187,500    1.0
                        1,614,200   KCS Energy, Inc. (d)                         19,383,544     3,833,725    0.7
----------------------------------------------------------------------------------------------------------------
Gold                       98,900   Placer Dome Inc.                              1,240,746     1,106,444    0.2
----------------------------------------------------------------------------------------------------------------
Health Care             1,300,000  +NeoRx Corporation (d)                         7,991,431     2,762,500    0.5
----------------------------------------------------------------------------------------------------------------
Industrial Services     1,500,000  +Anacomp, Inc. (d)                            10,341,463    25,125,000    4.6
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment   900,000  +CST Entertainment, Inc. (b)                     675,000         4,500    0.0
----------------------------------------------------------------------------------------------------------------
Packaging                 450,000   Crown Cork & Seal Company, Inc.              13,980,540    14,259,375    2.6
----------------------------------------------------------------------------------------------------------------
Retail                    500,000  +Borders Group, Inc.                           9,425,958     8,562,500    1.6
----------------------------------------------------------------------------------------------------------------
Semiconductors          2,950,000  +Integrated Device Technology, Inc.           23,112,052    23,231,250    4.3
                          500,000  +LSI Logic Corporation                         6,978,090    13,937,500    2.6
                        3,120,000  +LTX Corporation (d)                          16,462,854    12,675,000    2.3
                        1,000,000  +National Semiconductor Corporation            9,383,202    12,937,500    2.4
----------------------------------------------------------------------------------------------------------------
Steel                   1,000,000   Birmingham Steel Corporation                 13,773,691     4,437,500    0.8
----------------------------------------------------------------------------------------------------------------
Telecommunications        300,000   Motorola, Inc.                               15,577,900    21,675,000    4.0
----------------------------------------------------------------------------------------------------------------
Transportation            400,000   Union Pacific Corporation                    17,854,324    20,575,000    3.8
----------------------------------------------------------------------------------------------------------------
                                    Total Earnings Turnaround                   254,265,211   233,368,419   43.0
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Financial Restructuring
----------------------------------------------------------------------------------------------------------------
Consumer Products         611,100  +United States Leather, Inc.                   5,679,677       916,650    0.2
----------------------------------------------------------------------------------------------------------------
Energy Related          1,981,437   Gulfport Energy Corporation -- Litigation
                                      Trust Certificates                            370,839            20    0.0
----------------------------------------------------------------------------------------------------------------
Financial Services      3,000,000  +Mego Mortgage Corporation                     4,500,000     1,312,500    0.2
----------------------------------------------------------------------------------------------------------------
Health Care           $16,500,000  +Unison Healthcare Corp., 12.25% due
                                      11/01/2006 (b)                              9,962,500     3,300,000    0.6
----------------------------------------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

                      Shares Held/                                                              Value     Percent of
Industry              Face Amount            Investments                           Cost       (Note 1a)   Net Assets
--------------------------------------------------------------------------------------------------------------------
Financial Restructuring (concluded)
----------------------------------------------------------------------------------------------------------------
Home Builders           2,113,439  +New Millennium Homes, LLC (b)              $ 10,246,251   $ 5,283,597    1.0%
                      $10,250,000   New Millennium Homes, LLC, Senior Notes,
                                      12% due 9/03/2004 (c)                       9,187,815     9,020,000    1.7
----------------------------------------------------------------------------------------------------------------
Recreation            $ 7,960,000   E & S Holdings Corp., Senior Subordinated
                                      Notes, 10.375% due 10/01/2006               3,745,650     3,741,200    0.7
----------------------------------------------------------------------------------------------------------------
Supermarkets            1,293,857  +Grand Union Company                          12,725,378    16,334,944    3.0
                      $ 5,000,000  +Penn Traffic Co., Senior Notes, 10.25%
                                      due 2/15/2002                               2,445,625     2,400,000    0.4
                      $ 5,000,000  +Penn Traffic Co., Senior Notes, 8.625%
                                      due 12/15/2003                              2,412,500     2,300,000    0.4
----------------------------------------------------------------------------------------------------------------
Telecommunications    $ 7,500,000   American Telecasting, Inc., Senior
                                      Discount Notes, Series B, 0/14.50% due
                                      8/15/2005 (a)                               1,924,935       937,500    0.2
                      $ 1,648,000   American Telecasting, Inc., 0/14.50% due
                                      6/15/2004 (a)                                 229,423       214,240    0.0
                          148,909  +CAI Wireless Systems, Inc.                        6,122       167,523    0.0
                      $ 2,322,651   CAI Wireless Systems, Inc., Senior Notes,
                                      0% due 10/14/2004 (a)                         636,935       441,304    0.1
                      $14,000,000   CS Wireless Systems Inc., Senior Discount
                                      Notes, Series B, 0/11.375% due
                                      3/01/2006 (a)                               4,540,822     2,520,000    0.5
----------------------------------------------------------------------------------------------------------------
                                    Total Financial Restructuring                68,614,472    48,889,478    9.0
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------------------------------
Consumer Products     $42,475,000   Sunbeam Corporation, Senior Subordinated
                                      Debentures, 8.062% due 3/25/2018 (a)(b)     9,504,709     5,309,375    1.0
----------------------------------------------------------------------------------------------------------------
Health Care           $ 3,000,000   Graham - Field Products, Inc., Senior
                                      Subordinated Notes, 9.75% due
                                      8/15/2007 (b)                               2,105,625     2,100,000    0.4
----------------------------------------------------------------------------------------------------------------
Industrial Equipment  $ 9,215,000   Derlan Manufacturing Co., Senior Notes,
                                      10% due 1/15/2007                           7,897,050     7,832,750    1.4
----------------------------------------------------------------------------------------------------------------
Printing & Publishing $ 6,255,400   San Jacinto Holdings, Inc., Senior
                                      Subordinated Notes, 12% due 12/31/2002      4,048,512     2,189,390    0.4
----------------------------------------------------------------------------------------------------------------
Telecommunications    $30,500,000  +MobileMedia Corp., Senior Subordinated
                                      Notes, 9.375% due 11/01/2007                5,902,313     3,660,000    0.7
----------------------------------------------------------------------------------------------------------------
Transportation        $18,460,000  +AmeriTruck Distribution Corp., 12.25%
                                      due 11/15/2005                              9,197,600     1,107,600    0.2
                      $10,019,000   Trism Inc., 10.75% due 12/15/2000             8,327,965     4,859,215    0.9
----------------------------------------------------------------------------------------------------------------
                                    Total High Yield                             46,983,774    27,058,330    5.0
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Operational Restructuring
----------------------------------------------------------------------------------------------------------------
Apparel                   603,000  +Fruit of the Loom, Inc. (Class A)             8,816,678     8,743,500    1.6
----------------------------------------------------------------------------------------------------------------
Beverages               1,500,000  +Coca-Cola Amatil Limited                      5,769,232     6,115,464    1.1
----------------------------------------------------------------------------------------------------------------
Computer Software       3,800,000  +Inprise Corporation (d)                      37,742,849    19,475,000    3.6
                        1,200,400  +Novell, Inc.                                  8,600,740    24,458,150    4.5
                          315,000  +Walker Interactive Systems, Inc.              1,673,437     1,634,062    0.3
----------------------------------------------------------------------------------------------------------------
Electrical Equipment      200,000   Corning Incorporated                          5,652,000     9,750,000    1.8
----------------------------------------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

SCHEDULE OF INVESTMENTS (concluded)

                      Shares Held/                                                              Value     Percent of
Industry              Face Amount            Investments                           Cost       (Note 1a)   Net Assets
--------------------------------------------------------------------------------------------------------------------
Operational Restructuring (concluded)
----------------------------------------------------------------------------------------------------------------
Environmental           1,500,000  +Safety-Kleen Corp.***                      $ 20,453,807  $ 22,687,500    4.2%
----------------------------------------------------------------------------------------------------------------
Health Care               225,000   Aetna Inc.                                   16,797,345    20,278,125    3.7
                        1,000,000   Columbia/HCA Healthcare Corporation          24,761,901    18,125,000    3.3
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment   800,000  +Loews Cineplex Entertainment Corporation      8,129,765     8,000,000    1.5
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals         1,500,000  +IVAX Corporation                             12,624,946    20,343,750    3.8
----------------------------------------------------------------------------------------------------------------
Steel                   1,348,500  +WHX Corporation (d)                          11,679,428    13,569,281    2.5
----------------------------------------------------------------------------------------------------------------
                                    Total Operational Restructuring             162,702,128   173,179,832   31.9
----------------------------------------------------------------------------------------------------------------
                                    Total Investments                           559,404,148   517,293,534   95.3
----------------------------------------------------------------------------------------------------------------
                          Face
                         Amount             Short-Term Securities
----------------------------------------------------------------------------------------------------------------
Commercial Paper*     $ 8,000,000   Caterpillar Inc., 4.80% due 2/05/1999         7,993,600     7,993,600    1.5
                        1,261,000   Ford Motor Credit Company, 4.83% due
                                      2/01/1999                                   1,260,662     1,260,662    0.2
                       20,000,000   Xerox Credit Corp., 4.82% due 2/12/1999      19,965,189    19,965,189    3.7
----------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities                  29,219,451    29,219,451    5.4
----------------------------------------------------------------------------------------------------------------
Total Investments                                                              $588,623,599   546,512,985  100.7
                                                                               ============
Liabilities in Excess of Other Assets                                                          (3,559,799)  (0.7)
                                                                                             ------------  -----
Net Assets                                                                                   $542,953,186  100.0%
                                                                                             ============  =====
----------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
** The shares of EEX Corporation were subject to a one-for-three reverse split on December 9, 1998.
*** The shares of Safety-Kleen Corp. were subject to a one-for-four reverse split on December 1, 1998.
(a) Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                        Net Share          Net          Dividend
Industry        Affiliate               Activity           Cost          Income
--------------------------------------------------------------------------------
Computer        Inprise Corporation      500,000        $  313,887          +
  Software
Consumer        The Topps Company,            --                --          +
  Products        Inc.
Energy Related  KCS Energy, Inc.         414,200         2,254,706       $64,284
Health Care     NeoRx Corporation             --                --          +
Industrial      Anacomp, Inc.             92,330         1,204,263          +
  Services
Semiconductors  LTX Corporation          520,000         1,106,095          +
Steel           WHX Corporation           50,000           518,750          +
--------------------------------------------------------------------------------
+     Non-income producing security.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1999

Assets:         Investments, at value (identified cost -- $588,623,599) (Note 1a)               $546,512,985
                Cash ............................................................                     71,762
                Foreign cash (Note 1c) ..........................................                        273
                Receivables:
                  Securities sold ...............................................  $ 2,473,122
                  Interest ......................................................      993,133
                  Capital shares sold ...........................................      393,304
                  Dividends .....................................................      184,268     4,043,827
                                                                                   -----------
                Prepaid registration fees and other assets (Note 1f) ............                     31,774
                                                                                                ------------
                Total assets ....................................................                550,660,621
                                                                                                ------------
------------------------------------------------------------------------------------------------------------
Liabilities:    Payables:
                  Capital shares redeemed .......................................    4,310,078
                  Securities purchased ..........................................    2,323,750
                  Investment adviser (Note 2) ...................................      440,122
                  Distributor (Note 2) ..........................................      206,082     7,280,032
                                                                                   -----------
                Accrued expenses and other liabilities ..........................                    427,403
                                                                                                ------------
                Total liabilities ...............................................                  7,707,435
                                                                                                ------------
------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets ......................................................               $542,953,186
                                                                                                ============
------------------------------------------------------------------------------------------------------------
Net Assets      Class A Shares of Common Stock, $0.10 par value, 50,000,000
Consist of:     shares authorized ...............................................               $  2,056,127
                Class B Shares of Common Stock, $0.10 par value, 100,000,000
                shares authorized ...............................................                  2,067,332
                Class C Shares of Common Stock, $0.10 par value, 50,000,000
                shares authorized ...............................................                     72,955
                Class D Shares of Common Stock, $0.10 par value, 100,000,000
                shares authorized ...............................................                    731,987
                Paid-in capital in excess of par ................................                555,684,974
                Accumulated investment loss -- net ..............................                 (1,018,917)
                Undistributed realized capital gains on investments and foreign
                currency transactions -- net ....................................                 25,469,409
                Unrealized depreciation on investments and foreign currency
                transactions -- net .............................................                (42,110,681)
                                                                                                ------------
                Net assets ......................................................               $542,953,186
                                                                                                ============
------------------------------------------------------------------------------------------------------------
Net Asset       Class A-- Based on net assets of $230,916,736 and 20,561,270
Value:          shares outstanding ..............................................               $      11.23
                                                                                                ============
                Class B -- Based on net assets of $222,187,536 and 20,673,322
                shares outstanding ..............................................               $      10.75
                                                                                                ============
                Class C -- Based on net assets of $7,769,097 and 729,546
                shares outstanding ..............................................               $      10.65
                                                                                                ============
                Class D -- Based on net assets of $82,079,817 and 7,319,866
                shares outstanding ..............................................               $      11.21
                                                                                                ============
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

Statement of Operations for the Six Months Ended January 31, 1999

Investment           Interest and discount earned ....................................               $  4,158,900
Income               Dividends (net of $32,288 foreign withholding tax) ..............                  1,216,683
(Notes 1d & 1e):                                                                                     ------------
                     Total income ....................................................                  5,375,583
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ............................... $  2,808,924
                     Account maintenance and distribution fees -- Class B (Note 2) ...    1,181,775
                     Transfer agent fees -- Class B (Note 2) .........................      273,118
                     Transfer agent fees -- Class A (Note 2) .........................      246,657
                     Account maintenance fees -- Class D (Note 2) ....................      101,358
                     Transfer agent fees -- Class D (Note 2) .........................       83,631
                     Printing and shareholder reports ................................       55,956
                     Accounting services (Note 2) ....................................       47,722
                     Professional fees ...............................................       45,109
                     Account maintenance and distribution fees -- Class C (Note 2) ...       43,761
                     Directors' fees and expenses ....................................       38,780
                     Registration fees (Note 1f) .....................................       35,496
                     Custodian fees ..................................................       25,211
                     Transfer agent fees -- Class C (Note 2) .........................       10,912
                     Pricing fees ....................................................          617
                     Other ...........................................................        9,314
                                                                                       ------------
                     Total expenses ..................................................                  5,008,341
                                                                                                     ------------
                     Investment income -- net ........................................                    367,242
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
Realized &           Realized gain (loss) from:
Unrealized Gain        Investments -- net ............................................   29,959,277
(Loss) on              Foreign currency transactions -- net ..........................      (10,702)   29,948,575
Investments &                                                                          ------------
Foreign Currency     Change in unrealized depreciation on:
Transactions -- Net    Investments -- net ............................................  (31,577,093)
(Notes 1b, 1c,         Foreign currency transactions -- net ..........................            8   (31,577,085)
1e & 3):                                                                               ------------  ------------
                     Net realized and unrealized loss on investments and foreign
                     currency transactions ...........................................                 (1,628,510)
                                                                                                     ------------
                     Net Decrease in Net Assets Resulting from Operations ............               $ (1,261,268)
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

Statements of Changes in Net Assets

                                                                                         For the Six        For the
                                                                                         Months Ended      Year Ended
                                                                                          January 31,       July 31,
Increase (Decrease) in Net Assets:                                                           1999             1998
----------------------------------------------------------------------------------------------------------------------
Operations:          Investment income -- net ........................................  $     367,242    $   2,444,746
                     Realized gain on investments and foreign currency
                     transactions -- net .............................................     29,948,575      135,548,116
                     Change in unrealized appreciation/depreciation on investments
                     and foreign currency transactions -- net ........................    (31,577,085)     (64,284,208)
                                                                                        -------------    -------------
                     Net increase (decrease) in net assets resulting from operations .     (1,261,268)      73,708,654
                                                                                        -------------    -------------
----------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income -- net:
Distributions to       Class A .......................................................     (2,622,198)      (2,071,936)
Shareholders           Class B .......................................................       (284,461)        (331,618)
(Note 1g):             Class C .......................................................         (8,042)         (14,683)
                       Class D .......................................................       (680,597)        (488,410)
                     Realized gain on investments -- net:
                       Class A .......................................................    (38,989,784)     (63,710,745)
                       Class B .......................................................    (40,328,457)     (70,993,494)
                       Class C .......................................................     (1,585,995)      (2,997,794)
                       Class D .......................................................    (12,759,045)     (18,334,157)
                                                                                        -------------    -------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders ...................................    (97,258,579)    (158,942,837)
                                                                                        -------------    -------------
----------------------------------------------------------------------------------------------------------------------
Capital Share        Net increase (decrease) in net assets derived from capital
Transactions         share transactions ..............................................    (28,935,094)      16,827,602
(Note 4):                                                                               -------------    -------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets ....................................   (127,454,941)     (68,406,581)
                     Beginning of period .............................................    670,408,127      738,814,708
                                                                                        -------------    -------------
                     End of period* ..................................................  $ 542,953,186    $ 670,408,127
                                                                                        =============    =============
----------------------------------------------------------------------------------------------------------------------
                    *Undistributed (accumulated) investment income (loss) -- net .....  $  (1,018,917)   $   2,209,139
                                                                                        =============    =============
----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

Financial Highlights

                                                                                          Class A+
                                                                    ----------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended           For the Year Ended July 31,
                                                                    January 31,   --------------------------------------
Increase (Decrease) in Net Asset Value:                                 1999        1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......     $  13.49    $  15.32  $  13.37  $  13.44  $  13.31
Operating                                                             --------    --------  --------  --------  --------
Performance:         Investment income -- net ...................          .03         .12       .10       .13       .17
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions -- net ........................         (.27)       1.33      3.46       .51      1.47
                                                                      --------    --------  --------  --------  --------
                     Total from investment operations ...........         (.24)       1.45      3.56       .64      1.64
                                                                      --------    --------  --------  --------  --------
                     Less dividends and distributions:
                       Investment income -- net .................         (.13)       (.11)     (.06)     (.13)     (.11)
                       Realized gain on investments -- net ......        (1.89)      (3.17)    (1.55)     (.58)    (1.40)
                                                                      --------    --------  --------  --------  --------
                     Total dividends and distributions ..........        (2.02)      (3.28)    (1.61)     (.71)    (1.51)
                                                                      --------    --------  --------  --------  --------
                     Net asset value, end of period .............     $  11.23    $  13.49  $  15.32  $  13.37  $  13.44
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........         1.69%++    10.98%    29.78%     4.78%    13.91%
Return:**                                                             ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................         1.29%*      1.24%     1.26%     1.24%     1.31%
Net Assets:                                                           ========    ========  ========  ========  ========
                     Investment income -- net ...................          .61%*       .83%      .77%      .92%     1.40%
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...     $230,917    $283,005  $301,936  $279,351  $286,258
Data:                                                                 ========    ========  ========  ========  ========
                     Portfolio turnover .........................        44.07%      81.20%    81.46%    87.66%    70.36%
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Based on average shares outstanding.
++    Aggregate total investment return.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

Financial Highlights (continued)

                                                                                          Class B+
                                                                    ----------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended           For the Year Ended July 31,
                                                                    January 31,   --------------------------------------
Increase (Decrease) in Net Asset Value:                                 1999        1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......     $  12.93    $  14.82  $  12.99  $  13.12  $  13.02
Operating                                                             --------    --------  --------  --------  --------
Performance:         Investment income (loss) -- net ............         (.02)       (.03)     (.03)     (.01)      .04
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions -- net ........................         (.26)       1.28      3.35       .50      1.45
                                                                      --------    --------  --------  --------  --------
                     Total from investment operations ...........         (.28)       1.25      3.32       .49      1.49
                                                                      --------    --------  --------  --------  --------
                     Less dividends and distributions:
                       Investment income -- net .................         (.01)       (.01)       --      (.04)     (.02)
                       Realized gain on investments -- net ......        (1.89)      (3.13)    (1.49)     (.58)    (1.37)
                                                                      --------    --------  --------  --------  --------
                     Total dividends and distributions ..........        (1.90)      (3.14)    (1.49)     (.62)    (1.39)
                                                                      --------    --------  --------  --------  --------
                     Net asset value, end of period .............     $  10.75    $  12.93  $  14.82  $  12.99  $  13.12
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........         1.22%++     9.84%    28.48%     3.67%    12.83%
Return:**                                                             ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................         2.32%*      2.26%     2.29%     2.26%     2.34%
Net Assets:                                                           ========    ========  ========  ========  ========
                     Investment income (loss) -- net ............         (.42%)*     (.18%)    (.26%)    (.11%)     .37%
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...     $222,187    $286,396  $337,022  $381,808  $414,886
Data:                                                                 ========    ========  ========  ========  ========
                     Portfolio turnover .........................        44.07%      81.20%    81.46%    87.66%    70.36%
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Based on average shares outstanding.
++    Aggregate total investment return.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

Financial Highlights (continued)

                                                                                          Class C++
                                                                    ----------------------------------------------------
                                                                                                                 For the
                                                                      For the                                    Period
The following per share data and ratios have been derived           Six Months                                   Oct. 21,
from information provided in the financial statements.                 Ended       For the Year Ended July 31,  1994++ to
                                                                    January 31,   ----------------------------  July 31,
Increase (Decrease) in Net Asset Value:                                 1999        1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......     $  12.83    $  14.72  $  12.92  $  13.07  $  12.31
Operating                                                             --------    --------  --------  --------  --------
Performance:         Investment income (loss) -- net ............         (.02)       (.03)     (.04)     (.02)      .03
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions -- net ........................         (.26)       1.29      3.33       .51      1.21
                                                                      --------    --------  --------  --------  --------
                     Total from investment operations ...........         (.28)       1.26      3.29       .49      1.24
                                                                      --------    --------  --------  --------  --------
                     Less dividends and distributions:
                       Investment income -- net .................         (.01)       (.02)       --      (.06)     (.05)
                       Realized gain on investments -- net ......        (1.89)      (3.13)    (1.49)     (.58)     (.43)
                                                                      --------    --------  --------  --------  --------
                     Total dividends and distributions ..........        (1.90)      (3.15)    (1.49)     (.64)     (.48)
                                                                      --------    --------  --------  --------  --------
                     Net asset value, end of period .............     $  10.65    $  12.83  $  14.72  $  12.92  $  13.07
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........         1.19%++     9.90%    28.39%     3.69%    10.99%++
Return:**                                                             ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...................................         2.33%*      2.27%     2.30%     2.27%     2.39%*
Net Assets:                                                           ========    ========  ========  ========  ========
                     Investment income (loss) -- net ............         (.44%)*     (.19%)    (.27%)    (.12%)     .34%*
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...     $  7,769    $ 11,316  $ 14,448  $ 15,821  $ 11,775
Data:                                                                 ========    ========  ========  ========  ========
                     Portfolio turnover .........................        44.07%      81.20%    81.46%    87.66%    70.36%
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Based on average shares outstanding.
++    Aggregate total investment return.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                          Class D++
                                                                    ----------------------------------------------------
                                                                                                                 For the
                                                                      For the                                    Period
The following per share data and ratios have been derived           Six Months                                   Oct. 21,
from information provided in the financial statements.                 Ended       For the Year Ended July 31,  1994++ to
                                                                    January 31,   ----------------------------  July 31,
Increase (Decrease) in Net Asset Value:                                 1999        1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period........     $  13.45    $  15.29  $  13.35  $  13.43  $  12.57
Operating                                                             --------    --------  --------  --------  --------
Performance:         Investment income -- net....................          .02         .08       .07       .09       .11
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions -- net ........................         (.27)       1.33      3.45       .51      1.25
                                                                      --------    --------  --------  --------  --------
                     Total from investment operations............         (.25)       1.41      3.52       .60      1.36
                                                                      --------    --------  --------  --------  --------
                     Less dividends and distributions:
                       Investment income -- net..................         (.10)       (.09)     (.04)     (.10)     (.07)
                       Realized gain on investments -- net.......        (1.89)      (3.16)    (1.54)     (.58)     (.43)
                                                                      --------    --------  --------  --------  --------
                     Total dividends and distributions...........        (1.99)      (3.25)    (1.58)     (.68)     (.50)
                                                                      --------    --------  --------  --------  --------
                     Net asset value, end of period..............     $  11.21    $  13.45  $  15.29  $  13.35  $  13.43
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share..........         1.58%++    10.70%    29.44%     4.50%    11.72%++
Return:**                                                             ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses....................................         1.54%*      1.51%     1.52%     1.48%     1.60%*
Net Assets:                                                           ========    ========  ========  ========  ========
                     Investment income -- net....................          .38%*       .59%      .54%      .67%     1.11%*
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)....     $ 82,080    $ 89,691  $ 85,409  $ 48,873  $ 36,388
Data:                                                                 ========    ========  ========  ========  ========
                     Portfolio turnover..........................        44.07%      81.20%    81.46%    87.66%    70.36%
                                                                      ========    ========  ========  ========  ========
------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Based on average shares outstanding.
++    Aggregate total investment return.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Phoenix Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Options -- The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999
tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates: The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following rates: 1.00% of average daily net assets not exceeding $500 million; 0.95% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.90% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                          Account                 Distribution
                                      Maintenance Fee                 Fee
--------------------------------------------------------------------------------
Class B ..........................         0.25%                     0.75%
Class C ..........................         0.25%                     0.75%
Class D ..........................         0.25%                       --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                               MLFD                MLPF&S
--------------------------------------------------------------------------------
Class A ..................................     $488                $7,091
Class D ..................................     $401                $6,259
--------------------------------------------------------------------------------

For the six months ended January 31, 1999, MLPF&S received contingent deferred sales charges of $107,368 and $1,369 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $90,117 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 1999.

During the six months ended January 31, 1999, the Fund paid Merrill Lynch Security Pricing Service, an

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

affiliate of MLPF&S, $40 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were $232,339,525 and $347,356,705, respectively.

Net realized gains (losses) for the six months ended January 31, 1999 and net unrealized losses as of January 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                 Realized            Unrealized
                                              Gains (Losses)           Losses
--------------------------------------------------------------------------------
Long-term investments ..................       $ 29,958,774        $(42,110,614)
Short-term investments .................                503                  --
Foreign currency transactions ..........            (10,702)                (67)
                                               ------------        ------------
Total ..................................       $ 29,948,575        $(42,110,681)
                                               ============        ============
--------------------------------------------------------------------------------

As of January 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $42,110,614, of which $82,430,359 related to appreciated securities and $124,540,973 related to depreciated securities. At January 31, 1999, the aggregate cost of investments for Federal income tax purposes was $588,623,599.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(28,935,094) and $16,827,602 for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively. Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            950,446        $ 10,157,093
Shares issued to shareholders
in reinvestment of
dividends and distributions ............          4,055,373          37,136,759
                                                 ----------        -------------
Total issued ...........................          5,005,819          47,293,852
Shares redeemed ........................         (5,430,354)        (57,716,055)
                                                 ----------        -------------
Net decrease ...........................           (424,535)       $(10,422,203)
                                                 ==========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,072,942        $ 42,892,690
Shares issued to shareholders
in reinvestment of
dividends and distributions ............          4,281,696          56,397,472
                                                 ----------        -------------
Total issued ...........................          7,354,638          99,290,162
Shares redeemed ........................         (6,083,241)        (83,944,710)
                                                 ----------        -------------
Net increase ...........................          1,271,397        $ 15,345,452
                                                 ==========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,478,563        $ 15,031,577
Shares issued to shareholders
in reinvestment of
dividends and distributions ............          4,200,704          37,000,612
                                                 ----------        -------------
Total issued ...........................          5,679,267          52,032,189
Shares redeemed ........................         (6,612,795)        (67,743,262)
Automatic conversion
of shares ..............................           (547,320)         (5,753,137)
                                                 ----------        -------------
Net decrease ...........................         (1,480,848)       $(21,464,210)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,021,386       $  41,058,916
Shares issued to shareholders
in reinvestment of
dividends and distributions ............          5,085,899          64,767,544
                                                 ----------       -------------
Total issued ...........................          8,107,285         105,826,460
Automatic conversion of shares .........         (7,674,858)       (103,277,768)
Shares redeemed ........................         (1,026,345)        (13,724,180)
                                                 ----------       -------------
Net decrease ...........................           (593,918)      $ (11,175,488)
                                                 ==========       =============
--------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 1999                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................            25,437        $   260,187
Shares issued to shareholders
in reinvestment of
dividends and distributions ..............           161,334          1,407,096
                                                    --------        -----------
Total issued .............................           186,771          1,667,283
Shares redeemed ..........................          (339,420)        (3,430,644)
                                                    --------        -----------
Net decrease .............................          (152,649)       $(1,763,361)
                                                    ========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 1998                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            446,268        $  5,967,922
Shares issued to shareholders
in reinvestment of
dividends and distributions ............            210,620           2,664,763
                                                   --------        ------------
Total issued ...........................            656,888           8,632,685
Shares redeemed ........................           (755,911)        (10,121,962)
                                                   --------        ------------
Net decrease ...........................            (99,023)       $ (1,489,277)
                                                   ========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 1999                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            691,781        $  6,837,652
Automatic conversion
of shares ..............................            525,680           5,753,137
Shares issued to shareholders
in reinvestment of
dividends and distributions ............          1,338,620          12,267,383
                                                 ----------        ------------
Total issued ...........................          2,556,081          24,858,172
Shares redeemed ........................         (1,904,771)        (20,143,492)
                                                 ----------        ------------
Net increase ...........................            651,310        $  4,714,680
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 1998                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,131,275        $ 15,753,197
Automatic conversion of shares .........            990,830          13,724,180
Shares issued to shareholders
in reinvestment of
dividends and distributions ............          1,281,377          16,844,867
                                                 ----------        ------------
Total issued ...........................          3,403,482          46,322,244
Shares redeemed ........................         (2,321,058)        (32,175,329)
                                                 ----------        ------------
Net increase ...........................          1,082,424        $ 14,146,915
                                                 ==========        ============
--------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc                                 January 31, 1999

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Robert J. Martorelli, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch Phoenix Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard and Mr. Harvey well in their retirements.
--------------------------------------------------------------------------------

Custodian

The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Phoenix Fund, Inc. is not related to Phoenix Home Life Mutual Life Insurance Company or any of its subsidiaries or affiliates, including The Phoenix Series Fund.

Merrill Lynch
Phoenix Fund, Inc.
Box 9011
Princeton, NJ
08543
                                                                  #10263 -- 1/99
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